Retirement Employee Benefits - Summary of Amounts Recognized in Consolidated Statement of Profit or Loss and Other Comprehensive Income (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Defined Benefit Plans [Abstract]
Current service labor cost	$ 9,459	$ 7,233	$ 6,754
Interest cost	8,344	7,365	6,463
Actuarial losses			135
Components of defined benefit costs recognized in net income (Note 24)	17,803	14,598	13,352
Measurement of net defined benefit liability:
Actuarial (gains) losses arising from changes in financial and demographic assumptions	2,602	(7,165)
Actuarial (gains) and losses arising from adjustments for actuarial experience		(8,225)
Components of defined benefit costs recognized in other comprehensive income	2,602	(15,390)
Total recognized as employee benefit cost	$ 20,405	$ (792)	$ 13,352